Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 7.7%
Advanced Drainage Systems Inc.	1,312	$43,021
Apogee Enterprises Inc.	1,035	44,960
Armstrong World Industries Inc.	420	40,824
Builders FirstSource Inc.(a)	2,728	45,994
Continental Building Products Inc.(a)	1,659	44,080
Cornerstone Building Brands Inc.(a)	9,012	52,540
Gibraltar Industries Inc.(a)	1,059	42,741
Insteel Industries Inc.	2,117	44,076
Owens Corning	757	44,057
Simpson Manufacturing Co. Inc.	615	40,873
Trex Co. Inc.(a)	576	41,299
Universal Forest Products Inc.	1,116	42,475

		526,940

Chemicals — 7.5%
AdvanSix Inc.(a)	1,528	37,329
Eastman Chemical Co.	558	43,429
Hawkins Inc.	1,038	45,060
Ingevity Corp.(a)	441	46,380
Koppers Holdings Inc.(a)	1,398	41,045
LyondellBasell Industries NV, Class A	503	43,324
Olin Corp.	1,798	39,394
OMNOVA Solutions Inc.(a)(b)	7,126	44,395
PolyOne Corp.	1,496	46,960
PQ Group Holdings Inc.(a)	2,531	40,116
Tredegar Corp.	2,436	40,486
Westlake Chemical Corp.	628	43,621

		511,539

Commercial Services & Supplies — 1.2%
Team Inc.(a)(b)	2,713	41,563
Tetra Tech Inc.	541	42,496

		84,059

Construction & Engineering — 9.9%
AECOM(a)	1,190	45,042
Aegion Corp.(a)	2,723	50,103
Argan Inc.	883	35,815
EMCOR Group Inc.	473	41,671
Fluor Corp.	1,355	45,650
Granite Construction Inc.	941	45,337
Great Lakes Dredge & Dock Corp.(a)	3,695	40,793
Jacobs Engineering Group Inc.	502	42,364
MasTec Inc.(a)(b)	802	41,327
MYR Group Inc.(a)	1,189	44,409
NV5 Global Inc.(a)	486	39,560
Primoris Services Corp.	2,114	44,246
Quanta Services Inc.(b)	1,068	40,787
Sterling Construction Co. Inc.(a)	3,119	41,857
Tutor Perini Corp.(a)(b)	2,693	37,352
Valmont Industries Inc.	340	43,115

		679,428

Construction Materials — 3.1%
Eagle Materials Inc.	444	41,159
Martin Marietta Materials Inc.	173	39,809
Summit Materials Inc., Class A(a)	2,600	50,050
U.S. Concrete Inc.(a)	827	41,093
Vulcan Materials Co.	296	40,644

		212,755

Security	Shares	Value

Distributors — 0.6%
Pool Corp.	210	$40,110

Electric Utilities — 17.0%
Alliant Energy Corp.	980	48,098
American Electric Power Co. Inc.	536	47,173
Avangrid Inc.	930	46,965
Duke Energy Corp.	552	48,709
Edison International	767	51,704
El Paso Electric Co.	735	48,069
Entergy Corp.	477	49,098
Evergy Inc.	794	47,759
Eversource Energy	630	47,729
Exelon Corp.	962	46,118
FirstEnergy Corp.	1,116	47,776
Hawaiian Electric Industries Inc.	1,122	48,863
IDACORP Inc.	460	46,198
MGE Energy Inc.	689	50,352
NextEra Energy Inc.	235	48,142
OGE Energy Corp.	1,103	46,944
Otter Tail Corp.	915	48,321
PG&E Corp.(a)	2,348	53,816
Pinnacle West Capital Corp.	492	46,292
PNM Resources Inc.	965	49,128
Portland General Electric Co.	878	47,561
PPL Corp.	1,549	48,035
Southern Co. (The)	878	48,536
Xcel Energy Inc.	808	48,068

		1,159,454

Energy Equipment & Services — 1.4%
Matrix Service Co.(a)	2,083	42,202
U.S. Silica Holdings Inc.	3,928	50,239

		92,441

Gas Utilities — 6.4%
Atmos Energy Corp.	461	48,663
Chesapeake Utilities Corp.	512	48,650
National Fuel Gas Co.	875	46,156
New Jersey Resources Corp.	983	48,924
Northwest Natural Holding Co.	704	48,928
ONE Gas Inc.	530	47,859
South Jersey Industries Inc.	1,491	50,292
Southwest Gas Holdings Inc.	550	49,291
Spire Inc.	564	47,331

		436,094

Household Durables — 0.6%
Leggett & Platt Inc.	1,050	40,288

Independent Power and Renewable Electricity Producers — 1.4%
NRG Energy Inc.	1,383	48,571
Vistra Energy Corp.	1,976	44,737

		93,308

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	289	40,578

Machinery — 5.7%
Astec Industries Inc.	1,329	43,272
Columbus McKinnon Corp./NY	1,034	43,397
EnPro Industries Inc.	649	41,432
Greenbrier Companies Inc. (The)	1,405	42,712
Mueller Industries Inc.	1,410	41,271
NN Inc.	4,930	48,117

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Oshkosh Corp.	516	$43,081
Terex Corp.	1,409	44,242
Trinity Industries Inc.	1,976	41,002

		388,526

Metals & Mining — 10.3%
AK Steel Holding Corp.(a)(b)	19,917	47,203
Allegheny Technologies Inc.(a)	1,658	41,782
Carpenter Technology Corp.	919	44,094
Century Aluminum Co.(a)	7,164	49,503
Cleveland-Cliffs Inc.	4,158	44,366
Commercial Metals Co.	2,753	49,141
Compass Minerals International Inc.	737	40,498
Global Brass & Copper Holdings Inc.	910	39,794
Haynes International Inc.	1,308	41,608
Kaiser Aluminum Corp.	436	42,558
Nucor Corp.	784	43,198
Reliance Steel & Aluminum Co.	459	43,431
Steel Dynamics Inc.	1,536	46,387
TimkenSteel Corp.(a)	5,340	43,414
U.S. Steel Corp.	2,933	44,904
Worthington Industries Inc.	1,120	45,091

		706,972

Multi-Utilities — 10.5%
Ameren Corp.	633	47,545
Avista Corp.	1,109	49,462
Black Hills Corp.	621	48,544
CenterPoint Energy Inc.	1,667	47,726
CMS Energy Corp.	831	48,123
Consolidated Edison Inc.	544	47,698
Dominion Energy Inc.	634	49,021
DTE Energy Co.	374	47,827
MDU Resources Group Inc.	1,550	39,990
NiSource Inc.	1,683	48,470
NorthWestern Corp.	656	47,330
Public Service Enterprise Group Inc.	800	47,056
Sempra Energy	357	49,066
Unitil Corp.	822	49,230
WEC Energy Group Inc.	579	48,271

		715,359

Oil, Gas & Consumable Fuels — 4.9%
Antero Midstream Corp.	3,750	42,975
EnLink Midstream LLC	4,686	47,282
Equitrans Midstream Corp.(a)	2,457	48,427
Kinder Morgan Inc./DE	2,273	47,460
ONEOK Inc.	727	50,025
Targa Resources Corp.	1,246	48,918
Williams Companies Inc. (The)	1,730	48,509

		333,596

Paper & Forest Products — 1.3%
Boise Cascade Co.	1,677	47,141

Security	Shares	Value

Paper & Forest Products (continued)
Louisiana-Pacific Corp.	1,674	$43,892

		91,033

Road & Rail — 2.8%
CSX Corp.	615	47,583
Kansas City Southern	409	49,824
Norfolk Southern Corp.	237	47,241
Union Pacific Corp.	279	47,182

		191,830

Trading Companies & Distributors — 1.2%
BMC Stock Holdings Inc.(a)	1,920	40,704
H&E Equipment Services Inc.	1,503	43,722

		84,426

Water Utilities — 5.7%
American States Water Co.	643	48,379
American Water Works Co. Inc.	413	47,908
Aqua America Inc.	1,176	48,651
Cadiz Inc.(a)(b)	4,728	53,190
California Water Service Group	957	48,453
Connecticut Water Service Inc.	705	49,153
Middlesex Water Co.	811	48,052
SJW Group	778	47,279

		391,065

Total Common Stocks — 99.8% (Cost: $6,224,633)		6,819,801

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	134,908	134,975
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	8,726	8,726

		143,701

Total Short-Term Investments — 2.1% (Cost: $143,686)		143,701

Total Investments in Securities — 101.9% (Cost: $6,368,319)		6,963,502

Other Assets, Less Liabilities — (1.9)%		(129,830)

Net Assets — 100.0%		$6,833,672

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	36,913	97,995	134,908	$134,975	$481	(a)	$14	$14
BlackRock Cash Funds: Treasury, SL Agency Shares	6,233	2,493	8,726	8,726	53		—	—

				$143,701	$534		$14	$14

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,819,801	$—	$—	$6,819,801
Money Market Funds	143,701	—	—	143,701

	$6,963,502	$—	$—	$6,963,502

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